Related parties (Tables)	9 Months Ended
Sep. 30, 2019
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of September 30, 2019 and December 31, 2018, which therefore do not include balances with Abengoa, are as follows:

	Balance as of September 30,	Balance as of December 31,
	2019	2018
	($ in thousands)
Credit receivables (current)	10,045	5,328
Total current receivables with related parties	10,045	5,328

Credit receivables (non-current)	21,342	-
Total non-current receivables with related parties	21,342	-

Trade and other payables (current)	19,749	19,352
Total current payables with related parties	19,749	19,352

Credit payables (non-current)	15,504	33,675
Total non-current payables with related parties	15,504	33,675

Related party transactions
The transactions carried out with related parties have been as follows:

	For the nine-month period ended September 30,
	2019	2018
	($ in thousands)
Services received	-	(82,506)
Financial income	391	3,062
Financial expenses	(150)	(1,042)